Trade and Other Receivables (Details 1) ₪ in Millions	Dec. 31, 2017 ILS (₪)
Trade and Other Receivables [Abstract]
2019	₪ 345
2020	142
2021 and thereafter	6
Total long-term trade and other receivables	₪ 493